Long-term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jul. 31, 2018 CNY (¥)
Summary Of Investment Holdings [Line Items]
Impairment charges recognized on equity investments without readily determinable fair values	¥ 73,199	$ 10,781	¥ 27,100
Equity method investments	552,437				$ 81,365	¥ 663,376
Held-to-maturity debt securities maturity period				2 years
Long-term debt securities, held-to-maturity | $				$ 71,000
Carrying value of long-term held-to-maturity debt securities	482,462				71,059
Unrecognized holding loss	0					4,911
Gross unrecognized holding gain	¥ 13,071				$ 1,925	¥ 0
Beijing Xin'ai Sports Media Technology co., LTD
Summary Of Investment Holdings [Line Items]
Equity method investment, ownership percentage	24.00%				24.00%		32.00%
Equity method investments							¥ 796,000
Basis differences and investment goodwill							¥ 609,502